COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

LITIGATION AND OTHER LEGAL MATTERS

        From time to time, we and our subsidiaries are involved in disputes. We review the status of on-going proceedings and other contingent matters with legal counsel. Liabilities for such items are recorded if and when it is probable that a liability has been incurred and when the amount of the liability can be reasonably estimated. If we are able to reasonably estimate a range of possible losses, an estimated range of possible loss is disclosed for such matters in excess of the accrued liability, if any. Liabilities are periodically reviewed for adjustments based on additional information.

Iroquois Lawsuit

        On May 9, 2012, a lawsuit was filed in the Supreme Court of the State of New York against us and all of our directors. The plaintiffs, five hedge funds that invested in us in early 2012, alleged that we breached an agreement with the plaintiffs, and that we and the directors made certain negligent misrepresentations relating to our drilling operations. Among other claims, the plaintiffs alleged that we misrepresented the status of our drilling operations and the speed with which the drilling would be completed. The plaintiffs' advanced claims for breach of contract and negligent misrepresentation and sought damages in the amount of $18.5 million plus pre-judgment interest.

        On July 12, 2012, we and the directors moved to dismiss the suit for failure to state a claim as to all defendants and for lack of personal jurisdiction over the director defendants. On June 19, 2013, the court dismissed the negligent misrepresentation claim but declined to dismiss the breach of contract claim. The negligent misrepresentation claim was dismissed without prejudice, meaning plaintiffs could attempt to refile it. On August 12, 2013, the plaintiffs filed an amended complaint. That complaint named only the Company and sought recovery for alleged breaches of contract. We filed an answer to the plaintiffs' amended complaint on September 9, 2013, and the court entered a scheduling order governing pre-trial proceedings in the matter.

        On December 31, 2016 we entered into a settlement agreement with the plaintiffs whereby Hyperdynamics will issue to the plaintiffs a total of 600,000 new shares of common stock, and it will cause a payment to be made of $1.35 million in cash that will be covered under its directors' and officers' insurance policy.The liability for the issuance of the shares was recorded to "liability for legal settlement" in the amount of $1.3 million based on the $2.18 December 30, 2016 closing price of our common stock. The plaintiffs are restricted from selling the shares before April 1, 2017 under the terms of the agreement. The shares of common stock were issued on February 2, 2017, whereby the issuance of those shares will be recorded to "Common Stock" and "Additional paid in capital" and the liability for legal settlement will be cleared.

Shareholder Lawsuits

        Beginning on March 13, 2014, two lawsuits styled as class actions were filed in the U.S. District Court for the Southern District of Texas against us and several then-current officers of the Company alleging that the Company made false and misleading statements that artificially inflated the Company's stock prices. The lawsuits alleged, among other things, that the Company misrepresented its compliance with the Foreign Corrupt Practices Act and anti-money laundering statutes and that it lacked adequate internal controls. The lawsuits sought damages based on Sections 10(b) and 20 of the Securities Exchange Act of 1934, although the specific amount of damages is not specified. On May 12, 2014, a shareholder filed a motion for appointment as lead plaintiff.

        Both of the March 2014 lawsuits were dismissed voluntarily. One was dismissed during the quarter ended September 30, 2016 and the second on October 6, 2016.

Tullow and Dana Legal Actions

        On January 11, 2016, we filed legal actions against members of the Consortium under the Joint Operating Agreement governing the oil and gas exploration rights offshore Guinea ("JOA") in the United States District Court for the Southern District of Texas and before the American Arbitration Association ("AAA") against Tullow for their failure to meet their obligations under the JOA. On January 28, 2016, the action in the Federal District Court was voluntarily dismissed by us and refiled in District Court in Harris County, Texas. On February 8, 2016 Tullow and Dana removed the case to Federal District Court.

        On February 2, 2016, SCS filed an Application for Emergency Arbitrator and Interim Measures of Protection and requested the following relief: (a) expedite discovery prior to the constitution of the arbitral tribunal; (b) provide that the time period permitted by the parties' arbitration agreement for the selection of the arbitrators and the filing of any responsive pleadings or counterclaims be accelerated; (c) require Tullow, as the designated operator under the JOA, to maintain existing "well-planning activities"; (d) require Tullow to undertake and complete certain planning activities; and (e) require Tullow and Dana to join with SCS in completing the negotiation of an acceptable amendment to the PSC and to agree to a process that will result in the execution of the amendment.

        With the exception of limited relief regarding discovery and agreement by Tullow to maintain certain well plan readiness, the Emergency Arbitrator ruled on February 17, 2016, that SCS was not entitled to the emergency injunctive relief it requested. Further, the Emergency Arbitrator enjoined all parties to the dispute from pursuing parallel District Court proceedings. On February 12, 2016, the case was voluntarily stayed by us.

        The AAA action sought (1) a determination that Tullow and Dana was in breach of their contractual obligations and (2) the damages caused by the repeated delays in well drilling caused by the activities of Tullow and Dana. We determined to bring the legal actions only after it became apparent that Tullow and Dana would not move forward, despite many opportunities to do so, with petroleum operations. SCS believed that it had exhausted all of its options for the pursuit of legal measures to require Tullow and Dana to drill the planned exploration well.

        On August 15, 2016, we subsequently entered into a Settlement and Release Agreement with Tullow and Dana ("Settlement and Release") with respect to our dispute in arbitration. Under the Settlement and Release, we released all claims against Tullow and Dana and Tullow and Dana (i) issued to the Government of Guinea a notice of withdrawal from the Concession and PSC effective immediately, (ii) transferred their interest in the long lead items of well construction material previously purchased by the Consortium in preparation for the initial drilling of the Fatala well, and agreed to pay net cash of $686,570 to us. The net cash received was recorded as a part of the gain on the legal settlement. We also agreed to pay Dana a success fee based upon the certified reserves of the Fatala well if it results in a discovery of commercially producible oil and gas reserves.

        The $4.8 million gain on legal settlement also includes the estimated fair value of $4.1 million for the well construction material we received from Tullow as a part of our Settlement and Release Agreement.

COMMITMENTS AND CONTINGENCIES

Operating Leases

        We lease office space under long-term operating leases with varying terms. Most of the operating leases contain renewal and purchase options. We expect that in the normal course of business, most of the operating leases will be renewed or replaced by other similar leases.

        During the three months period ended December 31, 2016 and as a part of our program to begin drilling operations in Guinea, we entered into a lease for in-country offices and nearby apartments. The leases are for six months with options to renew as necessary and collectively cost about $30 thousand per month.

        The following is a schedule by years of minimum future rental payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year (in thousands):

Years ending June 30:
2017	$377
2018	399
2019	406
2020	309
2021 and thereafter	—

Total minimum payments required	$1,491

        Rent expense included in net loss from operations for the three month periods ended December 31, 2016 and 2015 was $0.1 million in each period. Rent expense included in net loss from operations for the six month periods ended December 31, 2016 and 2015 was $0.2 million and $0.3 million respectively, in each period.

8. COMMITMENTS AND CONTINGENCIES

LITIGATION AND OTHER LEGAL MATTERS

        From time to time, we and our subsidiaries are involved in disputes. We are unable to predict the outcome of such matters when they arise. We review the status of on-going proceedings and other contingent matters with legal counsel. Liabilities for such items are recorded if and when it is probable that a liability has been incurred and when the amount of the liability can be reasonably estimated. If we are able to reasonably estimate a range of possible losses, an estimated range of possible loss is disclosed for such matters in excess of the accrued liability, if any. Liabilities are periodically reviewed for adjustments based on additional information.

Tullow and Dana Legal Actions

        On January 11, 2016, we filed legal actions against members of the Consortium under the Joint Operating Agreement governing the oil and gas exploration rights offshore Guinea ("JOA") in the United States District Court for the Southern District of Texas and before the AAA against Tullow for their failure to meet their obligations under the JOAC. On January 28, 2016, the action in the Federal District Court was voluntarily dismissed by us and refiled in District Court in Harris County, Texas. On February 8, 2016 Tullow and Dana removed the case to Federal District Court.

        On February 2, 2016, SCS filed an Application for Emergency Arbitrator and Interim Measures of Protection and requested the following relief: (a) expedite discovery prior to the constitution of the arbitral tribunal; (b) provide that the time period permitted by the parties' arbitration agreement for the selection of the arbitrators and the filing of any responsive pleadings or counterclaims be accelerated; (c) require Tullow, as the designated operator under the JOA, to maintain existing "well-planning activities"; (d) require Tullow to undertake and complete certain planning activities; and (e) require Tullow and Dana to join with SCS in completing the negotiation of an acceptable amendment to the PSC and to agree to a process that will result in the execution of the amendment. With the exception of limited relief regarding discovery and agreement by Tullow to maintain certain well plan readiness, the Emergency Arbitrator ruled on February 17, 2016, that SCS is not entitled to the emergency injunctive relief it requested. Further, the Emergency Arbitrator enjoined all parties to the dispute from pursuing parallel District Court proceedings. On February 12, 2016, the case was voluntarily stayed by us.

        The AAA action sought (1) a determination that Tullow and Dana are in breach of their contractual obligations and (2) the damages caused by the repeated delays in well drilling caused by the activities of Tullow and Dana. We determined to bring the legal actions only after it became apparent that Tullow and Dana would not move forward, despite many opportunities to do so, with petroleum operations.

        Subsequently, on August 15, 2016, we entered into a Settlement and Release Agreement with Tullow and Dana ("Settlement and Release") with respect to our dispute in arbitration (American Arbitration Association, Case No: 01-16-0000-0679, styled SCS Corporation Ltd v. Tullow Guinea Ltd. and Dana Petroleum (E&P) Ltd.). Under the Settlement and Release, we released all claims against Tullow and Dana and Tullow and Dana (i) issued to the Government of Guinea a notice of withdrawal from the Concession and PSC effective immediately, (ii) transferred their interest in the long lead items previously purchased by the Consortium in preparation for the drilling of the Fatala well, and agreed to pay net cash of $686,570 to us. We also agreed to pay Dana a success fee based upon the certified reserves of the Fatala well if it results in a discovery. We will record the long lead items and a gain once they have been inspected and appropriately valued.

Shareholder Lawsuits

        Beginning on March 13, 2014, two lawsuits styled as class actions were filed in the U.S. District Court for the Southern District of Texas against us and several then-current officers of the Company alleging that we made false and misleading statements that artificially inflated our stock prices. The lawsuits allege, among other things, that we misrepresented our compliance with the Foreign Corrupt Practices Act and anti-money laundering statutes and that we lacked adequate internal controls. The lawsuits seek damages based on Sections 10(b) and 20 of the Securities Exchange Act of 1934, although the specific amount of damages is not specified. On May 12, 2014, a shareholder filed a motion for appointment as lead plaintiff, which remains pending. One of the March 2014 lawsuits has now been dismissed voluntarily, and the parties to the remaining suit await the issuance of a scheduling order in that matter. We have assessed the status of the remaining March 2014 lawsuit and have concluded that an adverse judgment remains reasonably possible, but not probable. As a result, no provision has been made in the consolidated financial statements. We are unable to estimate a range of possible loss; however, in our opinion, the outcome of this dispute will not have a material effect on our financial condition and results of operations.

        In addition, we have received demands from shareholders to inspect our books and records.

Iroquois Lawsuit

        On May 9, 2012, a lawsuit was filed in the Supreme Court of the State of New York against us and all of our directors. The plaintiffs, five hedge funds that invested in us in early 2012, allege that we breached an agreement with the plaintiffs, and that we and the directors made certain negligent misrepresentations relating to our drilling operations. Among other claims, the plaintiffs allege that we misrepresented the status of our drilling operations and the speed with which the drilling would be completed. The plaintiffs advance claims for breach of contract and negligent misrepresentation and seek damages in the amount of $18.5 million plus pre-judgment interest. On July 12, 2012, we and the directors moved to dismiss the suit for failure to state a claim as to all defendants and for lack of personal jurisdiction over the director defendants. On June 19, 2013, the court dismissed the negligent misrepresentation claim but declined to dismiss the breach of contract claim. The negligent misrepresentation claim was dismissed without prejudice, meaning plaintiffs could attempt to refile it. On August 12, 2013, the plaintiffs filed an amended complaint. That complaint names only us and seeks recovery for alleged breaches of contract. We filed an answer to the plaintiffs' amended complaint on September 9, 2013, and the court has entered a scheduling order governing pre-trial proceedings in the matter. The maximum possible loss is the full amount of $18.5 million plus interest accrued thereon until judgment. We, however, have assessed the status of this matter and have concluded that although an adverse judgment is reasonably possible, it is not probable. As a result, no provision has been made in the consolidated financial statements. In our opinion, the outcome of this dispute will not have a material effect on our financial condition and results of operations.

COMMITMENTS AND CONTINGENCIES

Operating Leases

        We lease office space under long-term operating leases with varying terms. Most of the operating leases contain renewal and purchase options. We expect that in the normal course of business, the majority of operating leases will be renewed or replaced by other leases.

        The following is a schedule by years of minimum future rental payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of June 30, 2016 (in thousands):

Years ending June 30:
2017	$392
2018	399
2019	406
2020	309

Total minimum payments required	$1,506

        Rent expense included in loss from operations for the years ended June 30, 2016 and 2015 was $0.4 million and $0.3 million, respectively in each year.